Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deposits, by Type [Abstract]
Checking Accounts	$ 219,515,207	$ 197,434,385
Money Market Accounts	261,136,008	231,652,920
Savings Accounts	48,391,799	42,927,311
Total	529,043,014	472,014,616
Certificate Accounts	238,453,693	230,092,003
Total Deposits	$ 767,496,707	$ 702,106,619
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.09%	0.04%
Money Market Accounts, Weighted Rate	0.65%	0.28%
Statement Savings Accounts, Weighted Rate	0.14%	0.11%
Total, Weighted Rate	0.31%	0.16%
Certificate Accounts, Weighted Rate	1.37%	0.90%
Total Deposit, Weighted Rate	0.64%	0.41%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 33,100,000	$ 24,400,000
Weighted Average Rate Domestic Deposit, Brokered	1.86%	1.23%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 15,100,000
Time Deposits, $100,000 or More	151,500,000	$ 139,700,000
Overdrafts reclassified to loans	$ 59,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.00%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.04%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.20%
Interest Rate Domestic Deposit, Money Market	0.50%	0.17%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.50%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.00%	2.52%
Interest Rate Domestic Deposit	2.00%	2.52%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 120,011,938	$ 99,627,750
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 47,586,859	1,109,684
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 70,854,896
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 129,354,569